Exploration and evaluation of oil and gas reserves (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Exploratory well costs capitalized for a period of one year	$ 211	$ 406
Exploratory well costs capitalized for a period greater than one year	1,301	1,470
Total capitalized exploratory well costs	1,512	1,876
Number of projects relating to exploratory well costs capitalized for a period greater than one year	$ 17	$ 15